Related-party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 21.	Related-party Transactions

(a)	Name and relationship

Name of related parties	Relationship

Viewsil Microelectronics (Kunshan) Limited (Viewsil)	Equity method investee of the Company
Viewsil Technology Limited (VST)	The subsidiary of Viewsil
Emza Visual Sense Ltd. (Emza)	Equity method investee of the Company

(b)	Significant transactions with related parties

(i)	Purchases and accounts payable

Purchases of raw materials and components from VST were $576 thousand and $522 thousand for the years ended December 31, 2016 and 2017, respectively. As of December 31, 2016 and 2017, the related payables resulting from the aforementioned transaction were $576 thousand and nil, respectively. The purchase prices and payment terms to related parties were incomparable to that from third parties due to no similar transaction.

(ii)	The Company made an interest-free loan to VST and Emza for their short-term funding needs, is summarized as follows:

	December 31,
	2016	2017

	(in thousands)

VST	$7,150	2,750
Emza	-	500
	$7,150	3,250

The loan is repayable on demand and the Company expects it will be repaid in full during 2018. The Company may consider providing further future loans to VST and Emza.

(iii)
In 2017, Viewsil provided technical service on new source driver chip and integrated circuit module for the Company’s research activities for a fee of $2,200 thousand, which was charged to research and development expense. As of December 31, 2017, the related process fee payables resulting from the aforementioned transactions have not yet been paid.